Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information Related to Leases (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash used in operating activities, Operating leases	$ 7,123	$ 156,582
ROU assets recognized in exchange for lease obligations, Operating leases		$ 28,137